Stock-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
All stock options are fully vested since December 31, 2022. We did not grant stock options during the years ended December 31, 2024, 2023 and 2022. We generally issue restricted stock units (“RSUs”) as our primary form of stock-based compensation, which consist of service-based awards and typically vest 33% after one year and others vest 25% after one year and will then vest yearly over the following 3 or 4 years, as appropriate.

The following table presents a summary of our RSU activity:

	RSUs (in number of shares)	Weighted average grant-date fair value
Balance as of January 1, 2022	1,264,703	$9.60
Granted	622,781	$11.36
Vested	(1,021,791)	$7.30
Cancelled	(195,933)	$11.22
Balance as of December 31, 2022	669,760	$10.74
Granted	892,367	$6.17
Vested	(588,531)	$7.88
Cancelled	(198,345)	$9.21
Balance as of December 31, 2023	775,251	$7.38
Granted	788,556	$8.73
Vested	(510,903)	$17.84
Cancelled	(50,666)	$7.92
Balance as of December 31, 2024	1,002,238	$7.86
The total market value of shares vested during the years ended December 31, 2024, 2023 and 2022 was $9,764, $4,634 and $5,055, respectively.
The following table presents a summary of our stock option activity:

	Options (in number of shares)	Weighted average exercise price
Balance as of January 1, 2022	627,756	$14.00
Exercised	(48,172)	$6.41
Forfeited / Cancelled	(88,527)	$11.28
Balance as of December 31, 2022	491,057	$9.66
Exercised	(3,827)	$6.03
Forfeited / Cancelled	(77,758)	$9.65
Balance as of December 31, 2023	409,472	$9.73
Exercised	(14,414)	$9.02
Forfeited / Cancelled	(8,878)	$17.18
Balance as of December 31, 2024	386,180	$9.79
Fully vested as of December 31, 2024	386,180	$9.79
As of December 31, 2024, the closing stock price of $19.25 was higher than the minimum exercise price of the stock option plans and therefore, there is intrinsic value of $3,663 at December 31, 2024. The total aggregate intrinsic value of stock options exercised was $85 for the year ended December 31, 2024.
As of December 31, 2023, the closing stock price of $9.46 was higher than the minimum exercise price of the stock option plans and therefore, there is intrinsic value of $601 at December 31, 2023. The total aggregate intrinsic value of stock options exercised was $12 for the year ended December 31, 2023.
As of December 31, 2022, the closing stock price of $5.13 was lower than the minimum exercise price of the stock option plans and therefore, there is not intrinsic value at December 31, 2022. The total aggregate intrinsic value of stock options exercised was $142 for the year ended December 31, 2022.
During the years ended December 31, 2024, 2023 and 2022, we recognized total stock-based compensation expense of $9,901, $3,454 and $7,292, respectively, mainly within “General and administrative” expenses in our consolidated statements of operations. Cash received from stock-based award exercises for the years ended December 31, 2024, 2023 and 2022 was $126, $4 and $340, respectively.
As of December 31, 2024, 2023, and 2022 we had 1,388,418,1,184,723 and 1,160,817 shares of common stock assigned for stock-based awards, respectively. We issue new shares to satisfy the exercise or release of stock-based awards.